S000088434 [Member] Expense Example - iShares Top 20 U.S. Stocks ETF - iShares Top 20 U.S. Stocks ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64